Short-Term Borrowings - Schedule of Short Term and Long Term Borrowing (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Lender A [Member] | LC loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		12.2024-11.2025	12.2023-11.2024
Credit Facility		$ 7,572,525	$ 4,190,650
Type		LC loan	LC loan
Outstanding Amount		$ 591,146	$ 298,762
Interest Rate		2.805%	2.68%
Guarantor	[1]	None	None
Collateral		Time deposit $1,500,000, Land, Buildings and Structures	Time deposit $2,000,000, Land, Buildings and Structures
Lender A [Member] | Short-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Short-Term Bank loan	Short-Term Bank loan
Outstanding Amount		$ 2,692,284	$ 652,241
Interest Rate		2.805%	2.68%
Guarantor	[1]	None	None
Collateral		Same as above	Same as above
Lender A [Member] | Letter of guarantee [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Letter of guarantee	Letter of guarantee
Outstanding Amount		$ 1,131,157	$ 1,458,108
Undrawn Amount		$ 3,157,938	$ 1,398,011
Interest Rate
Guarantor	[1]	None	None
Collateral		Same as above	Same as above
Lender A [Member] | Long-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		09.2020-09.2025	09.2020~09.2025
Credit Facility		$ 914,188	$ 978,362
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 190,456	$ 428,033
Interest Rate		2.97%	2.85%
Guarantor	[1]	Koh Sih-Ping	Koh Sih-Ping
Collateral		80% guaranteed by Taiwan SMEG	80% guaranteed by Taiwan SMEG
Lender A [Member] | Long-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		03.2016-03.2031	03.2016-03.2031
Credit Facility		$ 2,894,929	$ 3,098,146
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 2,609,618	$ 3,029,959
Interest Rate		3.045%	2.92%
Guarantor	[1]	None	None
Collateral		Land, Buildings and Structures	Land, Buildings and Structures
Lender A [Member] | Long-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		03.2016-03.2031	03.2016-03.2031
Credit Facility		$ 1,523,647	$ 1,630,603
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 1,373,483	$ 1,594,716
Interest Rate		3.045%	2.92%
Guarantor	[1]	None	None
Collateral		Land, Buildings and Structures	Land, Buildings and Structures
Lender A [Member] | Long-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		03.2016-03.2026	03.2016-03.2026
Credit Facility		$ 304,729	$ 326,121
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 131,972	$ 256,157
Interest Rate		3.045%	2.92%
Guarantor	[1]	None	None
Collateral		None	None
Lender A [Member] | Short-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Type			Short-Term Bank loan
Outstanding Amount			$ 2,229,034
Interest Rate			2.68%
Guarantor	[1]		None
Collateral			Same as above
Lender A [Member] | LC loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			12.2023-11.2024
Credit Facility			$ 3,913,447
Type			LC loan
Outstanding Amount			$ 195,206
Interest Rate			2.68%
Guarantor	[1]		None
Collateral			Time deposit $2,000,000, Land, Buildings and Structures
Lender A [Member] | Letter of guarantee [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Type			Letter of guarantee
Outstanding Amount			$ 1,432,379
Undrawn Amount			$ 56,828
Interest Rate
Guarantor	[1]		None
Collateral			Same as above
Lender A [Member] | Letter of guarantee [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			01.2022-01.2025
Credit Facility			$ 189,019
Type			Letter of guarantee
Outstanding Amount			$ 188,824
Interest Rate
Guarantor	[1]		None
Collateral			None
Lender B [Member] | Short-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		04.2024-04.2025	04.2023-04.2024
Credit Facility		$ 3,656,753	$ 4,891,809
Type		Short-Term Bank loan	Short-Term Bank loan
Outstanding Amount		$ 1,889,322	$ 2,021,948
Undrawn Amount		$ 1,767,431	$ 2,869,861
Interest Rate		2.78%	2.61%
Guarantor	[1]	None	None
Collateral		Time deposit $2,300,000	Time deposit $2,300,000
Lender C [Member] | Short-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		05.2024-05.2025	05.2023-05.2024
Credit Facility		$ 5,789,859	$ 6,196,291
Type		Short-Term Bank loan	Short-Term Bank loan
Outstanding Amount		$ 5,759,386	$ 6,000,620
Undrawn Amount		$ 30,473
Interest Rate		2.82%	2.70%
Guarantor	[1]	None	None
Collateral		Time deposit $500,000, Land, Buildings and Structures	Time deposit $500,000, Land, Buildings and Structures
Lender C [Member] | Letter of guarantee [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Letter of guarantee	Letter of guarantee
Outstanding Amount		$ 78,236	$ 185,019
Undrawn Amount		$ 247,215
Interest Rate
Guarantor	[1]	None	None
Collateral		Same as above	Same as above
Lender C [Member] | Long-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		05.2019-03.2026	05.2019-03.2026
Credit Facility		$ 5,485,129	$ 5,870,171
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 982,027	$ 1,891,735
Interest Rate		2.51%	2.39%
Guarantor	[1]	None	None
Collateral		Same as above	Time deposit $500,000, Land, Buildings and Structures
Lender C [Member] | Long-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		06.2023-08.2028	06.2023-08.2028
Credit Facility		$ 1,651,024	$ 1,766,921
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 1,057,003	$ 1,439,712
Interest Rate		2.52%	2.40%
Guarantor	[1]	None	None
Collateral		Same as above	Time deposit $500,000, Land, Buildings and Structures
Lender C [Member] | Short-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		05.2024-07.2025	12.2023-06.2024
Credit Facility		$ 2,133,106	$ 2,282,844
Type		Short-Term Bank loan	Short-Term Bank loan
Outstanding Amount		$ 1,807,655	$ 2,051,299
Interest Rate		2.88%	2.65%
Guarantor	[1]	None	None
Collateral		Time deposit $1,000,000	Time deposit $1,000,000
Lender C [Member] | LG [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Type			LG
Outstanding Amount			$ 41,564
Undrawn Amount			$ 154,107
Interest Rate
Guarantor	[1]		None
Collateral			Same as above
Lender D [Member] | Short-Term Bank loan [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		06.2024-06.2025
Credit Facility		$ 8,000,000
Type		Short-Term Bank loan
Outstanding Amount		$ 2,333,665
Interest Rate		6.63%
Guarantor	[1]	None
Collateral		Time deposit $2,550,000
Lender D [Member] | Letter of guarantee [Member]
Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Letter of guarantee
Outstanding Amount		$ 200,000
Undrawn Amount		$ 5,466,335
Interest Rate
Guarantor	[1]	None
Collateral		Same as above

[1]	Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022. After his departure from the Company, Koh Sih-Ping is still the guarantor for one of the long-term loan.